American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
February 28, 2021

International Growth - Schedule of Investments
FEBRUARY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.9%
Australia — 2.2%
Atlassian Corp. plc, Class A(1)	38,310	9,106,287
CSL Ltd.	123,160	24,927,231
		34,033,518
Belgium — 1.6%
KBC Group NV(1)	354,240	25,471,289
Brazil — 1.0%
Localiza Rent a Car SA	457,200	4,748,053
Magazine Luiza SA	2,509,324	10,880,514
		15,628,567
Canada — 4.2%
Canada Goose Holdings, Inc.(1)	292,720	13,120,186
Canadian Pacific Railway Ltd.	57,720	20,569,837
First Quantum Minerals Ltd.	721,000	15,540,649
GFL Environmental, Inc.(2)	222,780	6,910,636
Shopify, Inc., Class A(1)	6,580	8,524,786
		64,666,094
China — 3.2%
Alibaba Group Holding Ltd., ADR(1)	34,030	8,090,973
ANTA Sports Products Ltd.	277,000	4,246,167
GDS Holdings Ltd., ADR(1)	106,000	10,828,960
Huazhu Group Ltd., ADR(1)	167,630	9,746,008
Tencent Holdings Ltd.	200,200	17,072,400
		49,984,508
Denmark — 4.6%
Carlsberg A/S, B Shares	116,900	18,385,794
DSV Panalpina A/S	69,972	12,832,254
Novo Nordisk A/S, B Shares	294,690	20,965,235
Orsted AS	45,230	7,300,401
Vestas Wind Systems A/S	64,470	12,055,303
		71,538,987
Finland — 1.4%
Neste Oyj	329,920	21,716,979
France — 15.0%
Air Liquide SA	133,310	20,052,309
Airbus SE(1)	117,870	13,632,773
Capgemini SE	134,580	21,553,183
Dassault Systemes SE	69,660	14,444,394
Edenred	362,861	20,087,251
Iliad SA	44,160	7,810,301
LVMH Moet Hennessy Louis Vuitton SE	53,080	33,611,447
Safran SA(1)	179,060	24,457,769
Schneider Electric SE	187,850	27,835,442
Teleperformance	57,590	20,362,257
Valeo SA	574,180	20,248,277
Vivendi SE	270,410	9,319,629
		233,415,032
Germany — 7.4%
adidas AG(1)	17,560	6,095,849

Brenntag SE	76,950	5,963,344
Daimler AG	197,080	15,736,942
Infineon Technologies AG	781,159	33,893,502
Knorr-Bremse AG	149,438	19,013,943
Muenchener Rueckversicherungs-Gesellschaft AG	48,690	14,216,665
Puma SE(1)	190,580	20,221,062
		115,141,307
Hong Kong — 3.5%
AIA Group Ltd.	2,358,800	29,525,948
Sands China Ltd.(1)	1,603,200	7,582,101
Techtronic Industries Co. Ltd.	1,149,500	17,514,592
		54,622,641
India — 1.3%
HDFC Bank Ltd.(1)	956,890	19,939,716
Indonesia — 0.6%
Bank Central Asia Tbk PT	4,003,300	9,441,270
Ireland — 2.8%
ICON plc(1)	51,240	9,258,043
Kerry Group plc, A Shares	130,910	15,783,252
Ryanair Holdings plc, ADR(1)	174,480	18,760,090
		43,801,385
Israel — 0.2%
Kornit Digital Ltd.(1)	27,020	3,056,773
Italy — 2.6%
Ferrari NV	71,300	13,811,871
Prysmian SpA	180,570	5,782,373
Stellantis NV(1)	1,309,322	21,206,742
		40,800,986
Japan — 13.4%
FANUC Corp.	109,300	27,277,932
Hoya Corp.	142,300	16,152,072
Keyence Corp.	49,300	23,579,167
Kobe Bussan Co. Ltd.	265,200	6,803,962
MonotaRO Co. Ltd.	274,800	15,775,846
Obic Co. Ltd.	85,600	14,436,543
Olympus Corp.	563,900	11,871,848
Pan Pacific International Holdings Corp.	609,400	14,373,833
Recruit Holdings Co. Ltd.	691,400	34,635,692
Sony Corp.	258,300	27,149,590
Terumo Corp.	342,800	12,789,440
Workman Co. Ltd.	49,900	3,744,634
		208,590,559
Mexico — 0.7%
Cemex SAB de CV, ADR(1)	1,714,010	11,329,606
Netherlands — 4.0%
Adyen NV(1)	11,508	26,567,103
ASML Holding NV	64,380	36,249,592
		62,816,695
Singapore — 0.8%
Sea Ltd., ADR(1)	53,760	12,670,694
Spain — 4.6%
Amadeus IT Group SA(1)	303,943	21,078,389
CaixaBank SA	3,595,720	10,438,321
Cellnex Telecom SA	295,009	16,032,888

Iberdrola SA	1,866,234	23,430,063
		70,979,661
Sweden — 4.8%
Atlas Copco AB, A Shares	296,640	16,930,796
Epiroc AB, A Shares	568,520	12,062,680
Hexagon AB, B Shares	291,570	24,290,190
Telefonaktiebolaget LM Ericsson, B Shares	1,756,530	21,954,667
		75,238,333
Switzerland — 6.0%
Lonza Group AG	36,410	22,939,509
Novartis AG	108,860	9,355,650
Partners Group Holding AG	15,550	18,622,785
Sika AG	71,353	18,810,384
Zur Rose Group AG(1)	18,920	8,920,201
Zurich Insurance Group AG(1)	36,940	15,062,628
		93,711,157
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	837,000	18,289,712
Thailand — 0.5%
Kasikornbank PCL, NVDR	1,586,000	7,236,316
United Kingdom — 12.3%
Ashtead Group plc	359,970	19,453,499
ASOS plc(1)	329,494	25,705,728
Associated British Foods plc(1)	409,830	13,517,461
AstraZeneca plc	250,700	24,265,535
Carnival plc(1)	499,110	11,062,410
Ferguson plc	102,480	12,006,993
Halma plc	223,020	7,041,561
HSBC Holdings plc(1)	3,758,400	22,963,179
London Stock Exchange Group plc	203,790	27,299,229
Ocado Group plc(1)	169,409	5,191,244
Whitbread plc(1)	468,750	22,109,548
		190,616,387
TOTAL COMMON STOCKS (Cost $979,513,402)		1,554,738,172
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,338,516)	1,338,516	1,338,516
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $15,875)	15,875	15,875
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $980,867,793)		1,556,092,563
OTHER ASSETS AND LIABILITIES†		522,653
TOTAL NET ASSETS — 100.0%		$1,556,615,216

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.7%
Information Technology	20.1%
Consumer Discretionary	18.7%
Financials	12.9%
Health Care	9.8%
Materials	4.2%
Consumer Staples	4.1%
Communication Services	4.0%
Utilities	2.0%
Energy	1.4%
Cash and Equivalents*	0.1%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,510. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,875.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	9,106,287	24,927,231	—
Canada	6,910,636	57,755,458	—
China	28,665,941	21,318,567	—
Ireland	28,018,133	15,783,252	—
Israel	3,056,773	—	—
Mexico	11,329,606	—	—
Singapore	12,670,694	—	—
Other Countries	—	1,335,195,594	—
Temporary Cash Investments	1,338,516	—	—
Temporary Cash Investments - Securities Lending Collateral	15,875	—	—
	101,112,461	1,454,980,102	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.